
                         AIM INVESTMENT SECURITIES FUNDS

                               AIM HIGH YIELD FUND
                             AIM HIGH YIELD FUND II
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                                       AND
              CLASS A SHARES OF AIM LIMITED MATURITY TREASURY FUND


                       Supplement dated December 14, 2000
       to the Statement of Additional Information dated November 28, 2000


The following information is added to the table appearing under the heading
"MANAGEMENT - TRUSTEES AND OFFICERS" on page 39 of the Statement of Additional
Information:


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
                                                 POSITIONS
                                                 HELD WITH      PRINCIPAL OCCUPATION DURING AT
       "NAME, ADDRESS AND AGE                    REGISTRANT        LEAST THE PAST 5 YEARS
       ----------------------                    ----------     ------------------------------
       ALBERT R. DOWDEN (59)                      Trustee       Chairman of the Board of Directors, The
       1815 Central Park Drive                                  Cortland Trust (investment company) and
       P.O. Box 774000-PMB #222                                 DHJ Media, Inc.; and Director, Magellan
       Steamboat Springs, CO 80477                              Insurance Company. Formerly, Director,
                                                                President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior
                                                                Vice President, AB Volvo; and Director,
                                                                The Hertz Corporation, Genmar Corporation
                                                                (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re
                                                                (Holdings), Ltd."